Statement of comprehensive income - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of comprehensive income
Earnings for the year		R 10,146	R 21,513	R 15,027
Other comprehensive income, net of tax
Items that can be subsequently reclassified to the income statement		6,068	(8,931)	13,253
Effect of translation of foreign operations	[1]	5,237	(10,074)	15,112
Effect of cash flow hedges	[1]	1,233	1,821	(2,855)
Fair value of investments available-for-sale		13	11	(7)
Tax on items that can be subsequently reclassified to the income statement		(415)	(689)	1,003
Items that cannot be subsequently reclassified to the income statement		(54)	743	(546)
Remeasurement on post-retirement benefit obligation	[2]	(80)	1,114	(877)
Tax on items that cannot be subsequently reclassified to the income statement		26	(371)	331
Total comprehensive income for the year		16,160	13,325	27,734
Attributable to
Owners of Sasol Limited		14,727	12,234	25,890
Non-controlling interests in subsidiaries		1,433	1,091	1,844
Total comprehensive income for the year		R 16,160	R 13,325	R 27,734

[1]	These amounts include the loss of R286 million (2017 - R302 million; 2016 - R97 million) on reclassification from the cash flow hedge reserve and a gain of R468 million (2017 - (Rnil); 2016 - (R840 million)) on reclassification from the foreign currency translation reserve, respectively, to profit and loss.
[2]	Includes the effect of a loss /(gain) of R1 051 million (2017 - (R105 million); 2016 - R749 million) relating to the movement in the asset limitation, as well as a loss/(gain) of R1 million (2017 - R50 million; 2016 - (R63 million)) on reimbursive rights related to post-retirement benefits, recognised in long-term receivables.